Consolidated Statements of Changes in Shareholders Equity - USD ($) $ in Thousands	Shares Capital [Member]	Share Premium [Member]	Contributed Surplus [Member]	Accumulated Other Comp Inc / (Loss) [Member]	Equity Reserves [Member]	Deficit [Member]	Total
Balance at Jan. 31, 2017	$ 268,895	$ 1,151	$ 59,270	$ 412	$ 59,682	$ (122,399)	$ 207,329
Balance share at Jan. 31, 2017	318,545,519
Statement Line Items [Line Items]
Total comprehensive loss for the period				(202)	(202)	(10,098)	10,300
Payment of land purchase options	$ 256						$ 256
Payment of land purchase options, shares	396,616
Exercise of share options, shares
Vesting of restricted shares and RSU's	$ 365		(365)		(365)
Vesting of restricted shares and RSU's, shares	360,963
Share-based compensation			1,111		1,111		1,111
Bonus share cost amortization (forfeiture)			279		279		279
Balance at Dec. 31, 2017	$ 269,516	1,151	60,295	210	60,505	(132,497)	198,675
Balance share at Dec. 31, 2017	319,303,098
Statement Line Items [Line Items]
Total comprehensive loss for the period						(15,043)	15,043
Debenture refinancing warrants			2,331		2,331		2,331
Payment of land purchase options	$ 123						123
Payment of land purchase options, shares	128,750
Exercise of share options	$ 218		(67)		(67)		$ 151
Exercise of share options, shares	225,000						815,500
Exercise of warrants	$ 683		(92)		(92)		$ 591
Exercise of warrants, shares	590,500
Vesting of restricted shares and RSU's	$ 624		(624)		(624)
Vesting of restricted shares and RSU's, shares	843,413
Share-based compensation	$ 105		1,787		1,787		1,892
Share-based compensation, shares	99,308
Bonus share cost amortization (forfeiture)			(1,519)		(1,519)		(1,519)
Balance at Dec. 31, 2018	$ 271,269	$ 1,151	$ 62,111		$ 62,111	$ (149,489)	$ 185,042
Balance share at Dec. 31, 2018	321,190,069